Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Note 28—Recently Issued Accounting Pronouncements

        In December 2011, the FASB issued an Accounting Standards Update ("ASU"), ASU 2011-11, Disclosures About Offsetting Assets and Liabilities to the Balance Sheet topic of the Codification. The amendments in this ASU affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic of the Codification or (2) subject to an enforceable master netting arrangement or similar agreement.

        In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements established by ASU 2011-11. The ASU clarifies that the scope applied to derivatives accounted for in accordance with the Derivatives and Hedging topic of the Codification, including bifurcating embedded derivatives, repurchase agreement and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic or subject to an enforceable master netting arrangement or similar agreement.

        The amendments in this ASU require the Company to disclose information about offsetting and related arrangement to enable users of financial statements to understand the effect of netting to an entity's financial position. The ASU amendments and the subsequent clarification of the amendment are effective for periods beginning on or after January 1, 2013, and are shown for all periods presented on the consolidated balance sheet. The adoption of these ASU amendments did not have a material effect on the Company's financial condition or results of operations.

        In January of 2014, the FASB issued ASU 2014-04, Troubled Debt Restructurings by Creditors (Subtopic 310-40), which clarifies when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized.

        ASU 2014-04 specifies that a creditor is considered to have received physical possession (resulting from an in substance repossession or foreclosure) of residential real estate property collateralizing a consumer mortgage loan only upon the occurrence of either of the following:

  a.
  The creditor obtains legal title to the residential real estate property upon completion of a foreclosure. A creditor may obtain legal title to the residential real estate property even if the borrower has redemption rights that provide the borrower with a legal right for a period of time after a foreclosure to reclaim the real estate property by paying certain amounts specified by law.

  b.
  The borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The deed in lieu of foreclosure or similar legal agreement is completed when agreed-upon terms and conditions have been satisfied by both the borrower and the creditor.

        ASU 2014-04 also requires the disclosure of the carrying value of real estate acquired in settlement of loans and its recorded investment in consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process according to local requirements of the applicable jurisdiction. ASU 2014-04 is effective for the Company for annual and interim periods within those annual periods, beginning after December 15, 2014.

        An entity can elect to adopt the amendments in this Update using either a modified retrospective transition method or a prospective transition method. Under the modified retrospective transition method, an entity would apply the amendments in ASU 2014-04 by means of a cumulative-effect adjustment to residential consumer mortgage loans and foreclosed residential real estate properties existing as of the beginning of the annual period for which the amendments are effective. The adoption of ASU 2014-04 is not expected to be material to the financial statements of the Company.